Vessels	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Vessels
6.	Vessels:

December 31, 2013	Cost	Accumulated depreciation	Net book value
Vessels	$5,391,713	$720,814	$4,670,899
Vessels under construction	321,372	—	321,372

Vessels	$5,713,085	$720,814	$4,992,271

December 31, 2012	Cost	Accumulated depreciation	Net book value
Vessels	$5,339,550	$553,582	$4,785,968
Vessels under construction	77,305	—	77,305

Vessels	$5,416,855	$553,582	$4,863,273

Included in vessels under construction is capitalized interest costs of $2,873,000 (2012—$2,983,000; 2011—$12,952,000) to vessels under construction.

On June 1, 2012, the $53,000,000 term loan credit facility with a U.S. bank matured upon expiration of the UASC Madinah time charter. On June 27, 2012, the Company sold the UASC Madinah to that U.S. bank for $52,104,000, the amount outstanding under the term loan resulting in a gain on vessel of $9,773,000. The Company is leasing the vessel back for approximately nine years under an operating lease.